SEGMENT REPORTING	12 Months Ended
Dec. 31, 2012
SEGMENT REPORTING
SEGMENT REPORTING

21.                               SEGMENT REPORTING

The Group’s chief operating decision maker has been identified as the Chief Executive Officer (“CEO”), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group.  The Group has one operating segment.  The Group’s revenue and net income are substantially derived from enterprise application services and financial industry IT services.

The following table summarizes the Group’s net revenues in different geographic locations in U.S. dollars:

	Years ended December 31,
	2010	2011	2012

Net revenues
PRC	160,897	195,076	218,540
Taiwan	14,963	9,036	10,083
Japan	14,663	21,120	21,811
Others	2,340	1,888	3,629
Total	192,863	227,120	254,063

Geographic area information for net revenues is summarized based on the countries in which the customers are located

The following table summarizes the Group’s net revenues by service line:

	Years ended December 31,
	2010	2011	2012

Enterprise application services	126,396	158,733	164,487
Hardware and software product	159	448	635

Total enterprise application services	126,555	159,181	165,122

Financial industry services	59,012	59,486	80,887
Hardware and software product	7,296	8,453	8,054

Total financial industry services	66,308	67,939	88,941

Total net revenues	192,863	227,120	254,063

The following table summarizes the Group’s long-lived assets in different geographic locations in U.S. dollars:

	2011	2012
Long-lived assets
PRC	49,042	15,550
Taiwan	1,649	340
Others	1,731	1,901
Total	52,422	17,791